Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 5,319	$ 5,239	$ 4,644
Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax	38	(100)	(35)
Net cash flow hedges, net of tax	2	2	4
Pension and other postretirement benefits, net of tax	13	(43)	(37)
Net other comprehensive income (loss)	53	(141)	(68)
Comprehensive income	5,372	5,098	4,576
Comprehensive income attributable to noncontrolling interest	(2)	(2)	0
Comprehensive income attributable to CVS Health	$ 5,370	$ 5,096	$ 4,576